Related-Party Disclosures - Schedule of Compensation of Key Management Personnel and Directors of the Company (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related Party [Abstract]
Salaries and other short-term employment benefits	$ 21.3	$ 18.0
Directors’ fees, including DSUs	5.2	5.2
Share-based compensation for key management	18.3	16.1
Total compensation	$ 44.8	$ 39.3